07072774

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Gary N. Sundick
Vice President
Listing Qualifications

CERTNAS 1- 15259

By Facsimile and First Class Mail

August 6, 2007

RECD S.E.C.
AUG 0 6 2007
1086

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
AUG 0 8 2007
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on August 6, 2007 The Nasdaq Stock Market (the "Exchange") received from PXRE Group Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Shares, par value $1.00 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick

END